Deferred Expenses - Summary of Amounts Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts arising from insurance contracts [abstract]
DPAC for insurance contracts and investment contracts with discretionary participation features	€ 10,457	€ 9,688
Deferred cost of reinsurance	23	41
Deferred transaction costs for investment management services	431	406
Deferred expenses	10,910	10,135
Current	957	838
Non-current	€ 9,953	€ 9,297